Supplemental Financial Statement Data - Goodwill Roll Forward (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Goodwill [Roll Forward]
Balance at Beginning Period		$ 7,207
Divestiture		(382)
Impairment	$ 0	0	$ 0	$ 0		$ 0
Balance at Ending Period	$ 6,825	$ 6,825		7,207
Carrying value, percentage	12.00%	12.00%
The Flash Business of Western Digital Corporation [Member]
Goodwill [Roll Forward]
Balance at Beginning Period		$ 7,207	$ 7,212	7,212	$ 7,887	7,912
Reduction in goodwill in connection with disposition of business						(14)
Foreign currency translation adjustment				(5)	(4)	(11)
Impairment				0	(671)	0
Balance at Ending Period				$ 7,207	$ 7,212	$ 7,887